UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933File No. 333-227780
Pre-Effective Amendment No.
☐
Post-Effective Amendment No. 14
☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940File No. 811-23386
Amendment No. 33
☒
(Check appropriate box or boxes.)
Nationwide Variable Account-15

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
614-249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
October 23, 2023

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b)
☒ on October 23, 2023 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on pursuant to paragraph (a)(1)
If appropriate, check the following box:
☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Supplement dated October 23, 2023
to the following statutory prospectus(es):
Nationwide Advisory Retirement Income Annuity® New York prospectus dated May 1, 2023
This supplement updates certain information contained in your statutory prospectus. Please read and retain this supplement for future reference.
Effective November 13, 2023, the following changes apply for new contracts:
I.
For contracts with applications signed on or after November 13, 2023, the following optional benefits will be available for Contract Owners to elect:
•
Nationwide Lifetime Income Rider Plus Empire Advisory
•
Joint Option for Nationwide Lifetime Income Rider Plus Empire Advisory
II.
For contracts issued on or after November 13, 2023, Nationwide is modifying the process described in the Rate Sheet Supplement for determining the applicable rates that will be applied to the contract.
Accordingly, the following changes apply to the prospectus:
(1)
The following definitions in the Glossary of Special Terms section are deleted in their entirety and replaced with the following:
Current Income Benefit Base – For purposes of the Nationwide Lifetime Income Rider Plus Empire Advisory, Retirement Income Developer option, and Nationwide Lifetime Income Rider Advisory option, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, Early Withdrawals (applicable for Retirement Income Developer option), Excess Withdrawals, Excess Adviser Fees, reset opportunities, and if elected, the Non-Lifetime Withdrawal. Starting with the first Lifetime Withdrawal, this amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the Lifetime Withdrawal Amount for any given calendar year.
Lifetime Withdrawal – For purposes of the Nationwide Lifetime Income Rider Plus Empire Advisory, Retirement Income Developer option, and Nationwide Lifetime Income Rider Advisory option, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
Lifetime Withdrawal Amount – For purposes of the Nationwide Lifetime Income Rider Plus Empire Advisory, Retirement Income Developer option, and Nationwide Lifetime Income Rider Advisory option, the maximum amount that can be withdrawn during a calendar year after the Withdrawal Start Date without reducing the Current Income Benefit Base. It is calculated annually, on each January 1, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.
Lifetime Withdrawal Percentage – An age-based percentage used to determine the Lifetime Withdrawal Amount under the Nationwide Lifetime Income Rider Plus Empire Advisory, Retirement Income Developer option, and Nationwide Lifetime Income Rider Advisory option. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount. The Rate Sheet Supplement discloses the Lifetime Withdrawal Percentages that are currently available for new contracts.
Non-Lifetime Withdrawal – For purposes of the Nationwide Lifetime Income Rider Plus Empire Advisory, Retirement Income Developer option, and Nationwide Lifetime Income Rider Advisory option, a one-time only election to take a withdrawal from the contract after the first Contract Anniversary and before the first Lifetime Withdrawal that will not initiate the lifetime income benefit.
Original Income Benefit Base – For purposes of the Nationwide Lifetime Income Rider Plus Empire Advisory, Retirement Income Developer option, and Nationwide Lifetime Income Rider Advisory option, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
Rate Sheet Supplement – A supplement to this prospectus that contains certain information applicable to the Nationwide Lifetime Income Rider Plus Empire Advisory, Retirement Income Developer option, and Nationwide Lifetime Income Rider Advisory option, during the stipulated period. The Rate Sheet Supplement discloses the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages that are available for new contracts.
PROS-0769

Roll-up Interest Rate – For purposes of the Nationwide Lifetime Income Rider Plus Empire Advisory, and Nationwide Lifetime Income Rider Advisory option, the simple interest rate used to determine the roll-up in the calculation of the Current Income Benefit Base. The Rate Sheet Supplement discloses the Roll-up Interest Rate that is currently available for new contracts.
Roll-up Crediting Period – For purposes of the Nationwide Lifetime Income Rider Plus Empire Advisory, and Nationwide Lifetime Income Rider Advisory option, beginning with the date the contract is issued, the maximum period of time that the Roll-up Interest Rate will be applied in the calculation of the Current Income Benefit Base. The Rate Sheet Supplement discloses the Roll-up Crediting Period that is currently available for new contracts.
Withdrawal Start Date – For purposes of the Retirement Income Developer option, the date Lifetime Withdrawals begin which must be on or after the date the Contract Owner reaches age 59½, or if the is elected, the date the younger spouse reaches age 59½. For purposes of the Nationwide Lifetime Income Rider Plus Empire Advisory and Nationwide Lifetime Income Rider Advisory option, the date the Lifetime Withdrawals begin.
(2)
The "Ongoing Fees and Expenses (annual charges)" row within the "Fees and Expenses" table of the Important Information You Should Consider about the Contract section is deleted in its entirety and replaced with the following:

Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets you own; if those charges were reflected, the fees and expenses would be higher.

	Annual Fee	Minimum	Maximum
	Base Contract	0.20%[1]	0.20%[1]
	Investment options (underlying mutual fund fees and expenses)	0.18%[2]	4.91%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.15%[3]	1.60%[3]
1 As a percentage of Daily Net Assets.
2 As a percentage of underlying mutual fund assets. Minimum and maximum expenses include the maximum Low Cost Fund Fee (see Low Cost Fund Fee)
3 As a percentage of Daily Net Assets or Current Income Benefit Base, depending on the optional benefit(s) elected.

Because each contract is customizable, the options elected affect how much each
Contract Owner will pay. To help you understand the cost of owning the contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges.

	Lowest Annual Cost Estimate: $373.57	Highest Annual Cost Estimate: $5,751.29
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive underlying mutual fund fees
and expenses
• No optional benefits
• No additional purchase payments, transfers or
withdrawals
• No investment advisory fees

Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of
optional benefits and underlying
mutual fund fees and expenses
• No additional purchase payments,
transfers or withdrawals
• No investment advisory fees

(3)
The list in the Living Benefits Options subsection in the Contract Features section within the Overview of the Contract is deleted in its entirety and replaced with the following:
•
Nationwide Lifetime Income Rider Plus Empire Advisory (available for contracts with applications signed on or after November 13, 2023)
PROS-0769

•
Joint Option for the Nationwide Lifetime Income Rider Plus Empire Advisory (available for contracts with applications signed on or after November 13, 2023)
•
Retirement Income Developer Option (no longer available for contracts with applications signed on or after October 15, 2023)
•
Joint Option for the Retirement Income Developer Option (no longer available for contracts with applications signed on or after October 15, 2023)
•
Nationwide Lifetime Income Rider Advisory Option (no longer available for contracts with applications signed on or after October 15, 2023)
•
Joint Option for the Nationwide Lifetime Income Rider Advisory Option (no longer available for contracts with applications signed on or after October 15, 2023)
(4)
The "Annual Contract Expenses" chart in the Fee Table section is amended to read as follows:
Annual Contract Expenses
Base Contract Expenses[1] (assessed as an annualized percentage of Daily Net Assets)	0.20%
Optional Benefit Expenses[2]
Return of Premium Death Benefit Option Charge (assessed annually as a percentage of the benefit base (the death benefit value)	0.15%
Living Benefit Options[3] (assessed annually as a percentage of a benefit base)
Maximum Nationwide Lifetime Income Rider Plus Empire Advisory Charge (the benefit base is the Current
Income Benefit Base4) (available for contracts with applications signed on or after November 13, 2023)
1.60%[5]
Maximum Joint Option for Nationwide Lifetime Income Rider Plus Empire Advisory Charge (the benefit base is the Current Income Benefit Base4) (this is in addition to the charge for the Nationwide Lifetime Income Rider
Plus Empire Advisory) (available for contracts with applications signed on or after November 13, 2023)
0.30%[6]
Maximum Retirement Income Developer Charge (the benefit base is the Current Income Benefit Base4) (no longer available for contracts with applications signed on or after October 15, 2023)	1.25%[7]
Joint Option for the Retirement Income Developer Charge (the benefit base is the Current Income Benefit Base4) (this is in addition to the charge for the Retirement Income Developer option) (no longer available for contracts with applications signed on or after October 15, 2023)	0.15%
Maximum Nationwide Lifetime Income Rider Advisory Option Charge (the benefit base is the Current Income
Benefit Base4) (no longer available for contracts with applications signed on or after October 15, 2023)
1.50%[8]
Maximum Joint Option for Nationwide Lifetime Income Rider Advisory Option Charge (the benefit base is the
Current Income Benefit Base4) (this is in addition to the charge for the Nationwide Lifetime Income Rider Advisory
Option) (no longer available for contracts with applications signed on or after October 15, 2023)
0.40%[9]

Throughout this prospectus, the Base Contract Expenses will be referred to as Mortality and Expense Risk Charge and Administrative Charge, as appropriate.

Unless otherwise indicated, charges for optional benefits are only assessed prior to the Annuitization Date (see Charges and Deductions).
3
Only one living benefit option (and its corresponding joint option) may be elected.
4
For information about how the Current Income Benefit Base is calculated, see the corresponding rider disclosures in Benefits Under the Contract.
5
Currently, the charge associated with the Nationwide Lifetime Income Rider Plus Empire Advisory is equal to 1.45% of the Current Income Benefit Base.
6
Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Empire Advisory is equal to 0.15% of the Current Income Benefit Base.
7
Currently, the charge associated with the Retirement Income Developer option is equal to 0.80% of the Current Income Benefit Base.
8
Currently, the charge associated with the Nationwide Lifetime Income Rider Advisory Option is equal to 1.20% of the Current Income Benefit Base.
9
Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Advisory Option is equal to 0.30% of the Current Income Benefit Base.
(5)
The "Example" subsection of the Fee Table section is deleted in its entirety and replaced with the following:
PROS-0769

Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual underlying mutual fund expenses. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets owned by the Contract Owner; if those charges were reflected, the fees and expenses would be higher.
The Example assumes:
•
a $100,000 investment in the contract for the time periods indicated;
•
a 5% return each year;
•
the maximum and the minimum annual underlying mutual fund expenses;
•
Variable Account charges that reflect the most expensive combination of optional benefits available for an additional charge (2.25%).1 Specifically:
•
Return of Premium Death Benefit Option,
•
Nationwide Lifetime Income Rider Plus Empire Advisory, and
•
Joint Option for Nationwide Lifetime Income Rider Plus Empire Advisory.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	If the contract is surrendered at the end of the applicable time period				If the contract is annuitized at the end of the applicable time period				If the contract is not surrendered
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Annual Underlying Mutual Fund Expenses (4.91%)	$7,518	$21,991	$35,744	$67,209	*	$21,991	$35,744	$67,209	$7,518	$21,991	$35,744	$67,209
Minimum Annual Underlying Mutual Fund Expenses (0.18%)	$2,552	$7,843	$13,398	$28,518	*	$7,843	$13,398	$28,518	$2,552	$7,843	$13,398	$28,518
*
The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
1
The total Variable Account charges associated with the most expensive allowable combination of optional benefits may be higher or lower depending on whether the benefit base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the benefit base is equal to the Daily Net Assets.
(6)
The fifth paragraph of The Sub-Accounts and Underlying Mutual Funds subsection of the Investment Options section is deleted in its entirety and replaced with the following:
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts. Additionally, the Nationwide Lifetime Income Rider Plus Empire Advisory, Retirement Income Developer option, and Nationwide Lifetime Income Rider Advisory option limit how Contract Value may be allocated to help Nationwide manage its obligation to provide Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments (see Appendix A: Underlying Mutual Funds Available Under the Contract).
(7)
The following new subsections to the Charges and Deductions section are added immediately after the Return of Premium Death Benefit Option subsection:
Nationwide Lifetime Income Rider Plus Empire Advisory Option
PROS-0769

The Nationwide Lifetime Income Rider Plus Empire Advisory (" Nationwide L.inc Plus Empire Advisory" or "Nationwide L.inc+ Empire Advisory Rider") is available for Contracts with applications signed on or after November 13, 2023, and is a living benefit option that provide for Lifetime Withdrawals, up to a certain amount each calendar year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking Excess Withdrawals, Excess Adviser Fees, or through a Non-Lifetime Withdrawal.
The charge for the Nationwide L.inc Plus Empire Advisory will not exceed 1.60% of the Current Income Benefit Base. Currently, the charge for the Nationwide L.inc Plus Empire Advisory is 1.45% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base. If the current charge does change, it will not exceed the maximum charge of 1.60% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Joint Option for the Nationwide Lifetime Income Rider Plus Empire Advisory Option
The Joint Option is available for Contracts with applications signed on or after November 13, 2023. The maximum charge for the Joint Option for the Nationwide L.inc Plus Empire Advisory (the "Joint Option") is equal to 0.30% of the Current Income Benefit Base. The current charge for the Joint Option is 0.15% of the Current Income Benefit Base and the Lifetime Withdrawal Percentages may be lower than if the Joint Option was not elected. The charge is deducted at the same time and in the same manner as the L.inc Plus Empire Advisory Option.
The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the corresponding Nationwide L.inc Plus Rider, provided that certain conditions are satisfied. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
(8)
The fourth paragraph of the Dollar Limit Restrictions subsection of The Contract in General section is deleted in its entirety and replaced with the following:
Subsequent Purchase Payments. If the Contract Owner elects the Nationwide Lifetime Income Rider Plus Empire Advisory, Retirement Income Developer option, or the Nationwide Lifetime Income Rider Advisory option, Nationwide reserves the right to refuse any subsequent purchase payments. Contract Owners should consider this reservation of right when making the initial purchase payment.
(9)
The first bullet under "Brief Description of Restrictions/Limitations" of the "Custom Choice Asset Rebalancing Service" row of the Standard Benefits Table within the Benefits Under the Contract is deleted and replaced with the following:
•
Only available for contracts that elect the Nationwide Lifetime Income Rider Plus Empire Advisory, Retirement Income Developer Option, or Nationwide Lifetime Income Rider Advisory Option
(10)
The Optional Benefits Table is deleted in its entirety and replaced with the following:
PROS-0769

Optional Benefits Table
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Return of Premium Death Benefit Option with Spousal Protection	Enhanced death benefit	0.15% (death benefit value)	0.15% (death benefit value)
• Annuitant must be 85 or younger at
application
• Must be elected at application
• Election is irrevocable
• Nationwide may limit purchase
payments to $1,000,000
• Death benefit calculation is adjusted
if purchase payments exceed
$3,000,000
• Excess Adviser Fees will negatively
impact the benefit

Spousal Protection Feature:

• Not applicable to Charitable
Remainder Trusts
• One or both spouses (or a revocable
trust of which either or both of the
spouses is/are grantor(s)) must be
named as the Contract Owner
• For contracts issued as an IRA or
Roth IRA, only the person for whom
the IRA or Roth IRA was established
may be named as the Contract
Owner
• Only available to Contract Owner’s
spouse
• Spouses must be Co-Annuitants
• Both spouses must be 85 or younger
at contract issuance
• Spouses must be named as
beneficiaries
• No other person may be named as
Contract Owner, Annuitant, or
primary beneficiary

PROS-0769

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Nationwide Lifetime Income Rider Plus Empire Advisory Option	Guaranteed lifetime income stream	1.60% (Current Income Benefit Base)	1.45% (Current Income Benefit Base)
• Available for contracts with
applications signed on or after
November 13, 2023
• May not be elected if another living
benefit is elected
• Must be elected at application
• Election is irrevocable
• Not available for beneficially owned
contracts
• Investment limitations
• Current charge could change
• Dollar Cost Averaging programs are
not available
• Nationwide may limit subsequent
purchase payments
• Determining life must be between 50
and 85 at application
• Determining life cannot be changed
• Restrictions exist on the parties
named to the contract
• Excess Adviser Fees will negatively
impact the benefit

Joint Option for the Nationwide Lifetime Income Rider Plus Empire Advisory Option	Extension of guaranteed lifetime income stream for spouse	0.30% (Current Income Benefit Base)	0.15% (Current Income Benefit Base)
• Available for contracts with
applications signed on or after
November 13, 2023
• Only available if the Nationwide
Lifetime Income Rider Plus Empire
Advisory option is elected
• Must be elected at application
• Limitations on revocability
• Not available for beneficially owned
contracts
• Not available for Charitable
Remainder Trusts
• Only available to Contract Owner’s
spouse
• Both spouses must be between 50
and 85 at application
• Restrictions exist on the parties
named to the contract

PROS-0769

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Retirement Income Developer Option	Guaranteed lifetime income stream	1.25% (Current Income Benefit Base)	0.80% (Current Income Benefit Base)
• No longer available for election for
contracts with applications signed on
or after October 15, 2023
• May not be elected if another living
benefit is elected
• Must be elected at application
• Election is irrevocable
• Not available for beneficially owned
contracts
• Investment limitations
• Current charge could change
• Nationwide may limit subsequent
purchase payments
• Determining life must be 85 or
younger at application
• Determining life cannot be changed
• Restrictions exist on the parties
named to the contract
• Excess Adviser Fees will negatively
impact the benefit

Joint Option for the Retirement Income Developer Option	Extension of guaranteed lifetime income stream for spouse	0.15% (Current Income Benefit Base)	0.15% (Current Income Benefit Base)
• No longer available for election for
contracts with applications signed on
or after October 15, 2023
• Only available if the Retirement
Income Developer Option is elected
• Must be elected at application
• Limitations on revocability
• Not available for beneficially owned
contracts
• Not available for Charitable
Remainder Trusts
• Only available to Contract Owner’s
spouse
• Both spouses must be 85 or younger
at application
• Restrictions exist on the parties
named to the contract

PROS-0769

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Nationwide Lifetime Income Rider Advisory Option	Guaranteed lifetime income stream	1.50% (Current Income Benefit Base)	1.20% (Current Income Benefit Base)
• No longer available for election for
contracts with applications signed on
or after October 15, 2023
• May not be elected if another living
benefit is elected
• Must be elected at application
• Election is irrevocable
• Not available for beneficially owned
contracts
• Investment limitations
• Current charge could change
• Dollar Cost Averaging programs are
not available
• Nationwide may limit subsequent
purchase payments
• Determining life must be between 50
and 85 at application
• Determining life cannot be changed
• Restrictions exist on the parties
named to the contract
• Excess Adviser Fees will negatively
impact the benefit

Joint Option for the Nationwide Lifetime Income Rider Advisory Option	Extension of guaranteed lifetime income stream for spouse	0.40% (Current Income Benefit Base)	0.30% (Current Income Benefit Base)
• No longer available for election for
contracts with applications signed on
or after October 15, 2023
• Only available if the Nationwide
Lifetime Income Rider Advisory
Option is elected
• Must be elected at application
• Limitations on revocability
• Not available for beneficially owned
contracts
• Not available for Charitable
Remainder Trusts
• Only available to Contract Owner’s
spouse
• Both spouses must be between 50
and 85 at application
• Restrictions exist on the parties
named to the contract

(11)
The following new subsection Nationwide Lifetime Income Rider Plus Empire Advisory is added after the Spousal Protection Feature subsection of the Benefits Under the Contract section:
Nationwide Lifetime Income Rider Plus Empire Advisory
The Nationwide L.inc Plus Empire Advisory provides for Lifetime Withdrawals, up to a certain amount each calendar year, even after the Contract Value is $0, provided the Contract Owner does not deplete the Current Income Benefit Base by taking Excess Withdrawals, Excess Adviser Fees, or through a Non-Lifetime Withdrawal. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 50 and 85 at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for the purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint Annuitant has been elected, the determining life shall be that of the primary Annuitant as named on the application. The determining life may not be changed.
PROS-0769

Availability
For contracts with applications signed on or after November 13, 2023, the Nationwide L.inc+ Empire Advisory Rider is available under the contract at the time of the application. Only one optional living benefit may be elected. Once elected, the Nationwide L.inc+ Empire Advisory Rider is irrevocable. The Nationwide L.inc+ Empire Advisory Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the Nationwide L.inc+ Empire Advisory Rider has been elected, then the spouse may keep the Nationwide L.inc+ Empire Advisory Rider and the RMD privilege discussed later in this section. All other beneficially owned contracts will not receive the benefit of the RMD privileged discussed later in this section. The Nationwide L.inc+ Empire Advisory Rider may not be elected if the Retirement Income Developer option, or Nationwide Lifetime Income Rider Advisory Option is elected.
Rider Charge
In exchange for the Lifetime Withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.60% of the Current Income Benefit Base. Currently, the charge for the Nationwide L.inc+ Empire Advisory Rider is 1.45% of the Current Income Benefit Base. The current charge will not change, except possibly upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.60% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as Nationwide L.inc+ Empire Advisory Rider charge will not negatively impact calculations associated with the other benefits elected or available under the contract.
Investment Restrictions
Election of the Nationwide L.inc+ Empire Advisory Rider require that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available under the contract, or if the Custom Choice Asset Rebalancing Service is elected (see Custom Choice Asset Rebalancing Service), all underlying mutual funds currently available in the contract are permitted subject to the applicable allocation limitations of Custom Choice. For the list of available investment options, see Appendix A: Underlying Mutual Funds Available Under the Contract. Allocation requests to investment options other than those listed in the Appendix A: Underlying Mutual Funds Available Under the Contract section will not be honored. They will be treated as though no allocation request was submitted. Dollar Cost Average program for Nationwide L.inc+ Empire Advisory Rider is not available (see Dollar Cost Averaging provision).
Transfers Amount Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Choice Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Choice Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Currently, subsequent purchase payments are permitted under the Nationwide L.inc+ Empire Advisory Rider as long as the Contract Value is greater than $0. Any subsequent purchase payments will increase the Current Income Benefit Base by the amount of the purchase payment submitted.
Nationwide reserves the right to reject subsequent purchase payments in the event subsequent purchase payments create a financial risk that Nationwide is unwilling to bear. This reservation of right may limit the amount that a Contract Owner can invest in the contract. Contract Owners should consider this reservation when making the initial purchase payment. If Nationwide exercises this right to refuse purchase payments, the restriction will apply to all Contract Owners who have purchased the Nationwide L.inc+ Empire Advisory Rider, and the entire purchase payment will be immediately returned to the Contract Owner in the same form in which it was received. If Nationwide exercises the right to refuse a purchase payment, and then subsequently decides that it will accept purchase payments again, Nationwide will so inform Contract Owners via U.S. mail unless the Contract Owner has elected electronic delivery.
PROS-0769

Generally, Nationwide may invoke this right in times of economic instability, whether to the economy generally or Nationwide in particular. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Rate Sheet Supplements for the Nationwide L.inc Plus Empire Advisory Rider
For contracts with applications signed on or after the date of the prospectus, the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. In order to receive the applicable Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the period during which that Rate Sheet Supplement remains in effect. The Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. However, as described in the Rate Sheet Supplement, in the event of an intervening Rate Sheet Supplement that increases the applicable Roll-up Interest Rate and/or Lifetime Withdrawal Percentages after the date the application is signed, the new Rate Sheet Supplement in effect on the date the contract is issued may be applied to the contract. Nationwide reserves the right to change the Rollup Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages for contracts once issued.
You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available at https://nationwide.onlineprospectus.net/nw/naria-ny/index.php or on the SEC’s EDGAR system at www.sec.gov (file number: 333-227780).
For contracts with applications signed prior to the date of the prospectus, see Appendix C: Historical Rates, Periods, and Percentages.
Determination of the Income Benefit Base Before Lifetime Withdrawals
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, reset opportunities, Excess Withdrawals, Excess Adviser Fees, and a Non-Lifetime Withdrawal, as applicable, as described below.
Unless the Contract Owner cancels the automatic reset feature as described in the Reset Opportunities in the Nationwide Lifetime Income Plus Empire Advisory provision, the Current Income Benefit Base for the Nationwide L.inc+ Empire Advisory Rider will the greater of two separate factors:
(1)
Roll-up Value: Purchase Payments, plus simple interest at the Roll-up Interest Rate for each Contract Anniversary that such Purchase Payment is applied during the Roll-up Crediting Period, adjusted for certain transactions described below. The calculation of the Roll-up Value ends at the earlier of the end of the Roll-up Crediting Period or the first Lifetime Withdrawal.
(2)
Highest Contract Value: The highest Contract Value on any Contract Anniversary, as adjusted for certain withdrawal transactions described below.
If at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Lifetime Withdrawal Amount will be calculated using the Current Income Benefit Base as of the date the Contract Value fell to $0.
Certain withdrawals will result in adjustments to the Highest Contract Value and Roll-up Value in determining the Current Income Benefit Base, as described below. Specifically, adjustments to the Highest Contract Value and Roll-up Value are calculated as follows:
(1)
Adviser Fees. Standard Adviser Fees do not reduce the Current Income Benefit Base. Standard Adviser Fees and Excess Adviser Fees withdrawn from the contract prior to the first Lifetime Withdrawal reduce the Contract Value. Excess Adviser Fees withdrawn from the contract prior to the first Lifetime Withdrawal will result in a decrease to the Current Income Benefit Base. The reduction to the Current Income Benefit Base as a result of Excess Adviser Fees could reduce the benefit significantly and by substantially more than the amount
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of the Excess Adviser Fees withdrawn. Contract Owners should discuss the impact of Excess Adviser Fees with their investment adviser prior to taking Excess Adviser Fees from the contract. When an Excess Adviser Fee is taken, the Current Income Benefit Base is reduced proportionally, as follows:
(a)
Highest Contract Value: On a Contract Anniversary, the Highest Contract Value is reduced by a figure representing the proportional amount of the Excess Adviser Fee, as determined by the following formula:
Reduction to Highest Contract Value	=	Gross dollar amount of Excess Adviser Fee	X	Highest Contract Value in effect prior to the Excess Adviser Fee
Contract Value (reduced by the dollar amount of the Standard Adviser Fee)
and
(b)
Roll-up Value: the Roll-up Value is reduced by a figure representing the proportional amount of the Excess Adviser Fee, as determined by the following formula:
Reduction to Roll-up Value	=	Gross dollar amount of Excess Adviser Fee	X	Roll-up Value in effect prior to the Excess Adviser Fee
Contract Value (reduced by the dollar amount of the Standard Adviser Fee)
(2)
Non-Lifetime Withdrawal. A Non-Lifetime Withdrawal will result in a decrease to the Current Income Benefit Base. The Non-Lifetime Withdrawal will result in a negative adjustment to each Income Benefit Base value used to calculate the Current Income Benefit Base, as follows:
(a)
Highest Contract Value: the Highest Contract Value reduced by a figure representing the proportional amount of the Non-Lifetime Withdrawal, as determined by the following formula:
Reduction to Highest Contract Value	=	Gross Dollar Amount of the Non-Lifetime Withdrawal	X	Highest Contract Value in effect prior to the Non-Lifetime Withdrawal
Contract Value (prior to the Non-Lifetime Withdrawal)
and
(b)
Roll-Up Value: the Roll-up Value is reduced by a figure representing the proportional amount of the Non-Lifetime Withdrawal, as determined by the following formula:
Reduction to Roll-up Value	=	Gross Dollar Amount of the Non-Lifetime Withdrawal	X	Roll-up Value in effect prior to the Non-Lifetime Withdrawal
Contract Value (prior to the Non-Lifetime Withdrawal)
Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
Example:
For an example of how the L.inc+ Empire Advisory Income Benefit Base is calculated when there is an Excess Adviser Fee, or a Non-Lifetime Withdrawal feature, see Appendix E:
Nationwide Lifetime Income Rider Plus Empire Advisory Option's Non-Lifetime Withdrawal
and Excess Adviser Fee Examples.

Standard Adviser Fees and Excess Adviser Fees
To the extent permitted by applicable law, the Contract Owner may take withdrawals to pay investment advisory fees. To do so, the investment adviser and Contract Owner must provide authorization to Nationwide by contacting the Service Center. Withdrawals for Standard Adviser Fees and Excess Adviser Fees reduce the Contract Value by the gross dollar amount withdrawn. Standard Adviser Fees will not reduce the Current Income Benefit Base. Excess Adviser Fees will reduce the
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Current Income Benefit base as described in Determination of Income Benefit Base Prior to First Lifetime Withdrawal in the Nationwide L.inc+ Empire Advisory Rider section. For information on the tax consequences of Standard Adviser Fee and Excess Adviser Fee withdrawals, please see Appendix B: Contract Types and Tax Information.
Once the Contract Value is zero, withdrawals for Standard Adviser Fees or Excess Adviser Fees are no longer permitted.
Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
Non-Lifetime Withdrawal
After the first Contract Anniversary, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Nationwide L.inc+ Empire Advisory Rider. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage and will not stop the Roll-up Interest Rate. However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years in accordance with the Determination of Income Benefit Base Prior to First Lifetime Withdrawal in the Nationwide L.inc+ Empire Advisory Rider provision. As with all withdrawals, a Non-Lifetime Withdrawal will reduce the Contract Value and death benefit. A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
All Non-Lifetime Withdrawal requests must be submitted in writing and specify that the withdrawal is a Non-Lifetime Withdrawal. If the Contract Owner requests a withdrawal without specifying that it is a Non-Lifetime Withdrawal, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
Lifetime Withdrawals
At any time after the Nationwide L.inc+ Empire Advisory Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, Standard Adviser Fees, and/or Excess Adviser Fees, the first withdrawal constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Roll-up Interest Rate terminates, and the Current Income Benefit Base is locked in and will not change unless one or more of the following specified events occurs:
(1)
the Contract Owner takes Excess Withdrawals or Excess Adviser Fees (both discussed later in this provision);
(2)
a reset opportunity occurs (discussed later in this provision); or
(3)
the Contract Owner submits additional purchase payments. As long as the Nationwide L.inc+ Empire Advisory Rider is in effect, additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment accepted, and any resulting increase in the Lifetime Withdrawal Amount will be available in full (not prorated) in the calendar year of the purchase payment. For any such increase, the Contract Owner may elect to set up Systematic Withdrawals or separate withdrawals.
The applicable Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal. The Nationwide L.inc+ Empire Advisory Rider uses a single applicable Lifetime Withdrawal Percentage, that once established, will not change for the life of the contract.
At the time of the first Lifetime Withdrawal and for each calendar year thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that calendar year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract during the calendar year without reducing the Current Income Benefit Base.
The Lifetime Withdrawal Percentages are disclosed in the Rate Supplement that is attached to the front of this prospectus delivered to you. For additional information on Rate Sheet Supplements, see above.
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For contracts that elect the Joint Option for that Nationwide L.inc+ Empire Advisory Rider, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages for the Nationwide L.inc+ Empire Advisory Rider. The age used to determine the applicable Lifetime Withdrawal Percentage if the Joint Option is elected, it is the age of the younger of the Determining Life or the Joint Determining Life.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, and Simple IRAs begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 73 (for Contract Owners who attained age 70½ after 2019, the age was 72; and for Contract Owners that were born prior to July 1, 1949, the age was 70½). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
If the contract is issued in the same calendar year as the first Lifetime Withdrawal, then the Lifetime Withdrawal Amount for the first calendar year will be prorated based upon the number of calendar months from the date the contract was issued to the end of the calendar year (December 31st). To determine the prorated Lifetime Withdrawal Amount, the non-prorated Lifetime Withdrawal Amount is multiplied by the following value: [(12 - the month the contract was issued represented as a number) + 1] divided by 12.
Example:
Assume a contact is issued on July 1 and a Contract Owner elects to take the first Lifetime
Withdrawal in December of the same calendar year that the contract is issued. Also assume that at the time of the first Lifetime Withdrawal the non-prorated Lifetime Withdrawal
Amount is $12,000. Here, the prorated Lifetime Withdrawal Amount would be $6,000 ((12-
7+1) months / 12 months x $12,000).

If the first Lifetime Withdrawal occurs in any year other than the calendar year in which the contract was issued, the Lifetime Withdrawal Amount will not be prorated. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the death of the determining life (or if the Joint Option for the Nationwide L.inc+ Empire Advisory Rider is elected, the death of the last survivor of the determining life and the spouse of the determining life) or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made in writing to the Service Center.
Each calendar year’s Lifetime Withdrawal Amount is non-cumulative, except where the Income Carryforward privilege (discussed below) applies. Unless the Income Carryforward privilege applies, a Contract Owner cannot take a previous calendar year’s Lifetime Withdrawal Amount in a subsequent calendar year without causing an Excess Withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Income Carryforward
The Nationwide L.inc+ Empire Advisory Rider includes an Income Carryforward privilege whereby Nationwide permits a Contract Owner to withdraw any part of the Lifetime Withdrawal Amount not taken in a given calendar year (the IncomeCarryforward amount) in the next calendar year, and the next calendar year only. Lifetime Withdrawals first reduce any available Income Carryforward amount. In addition, the Income Carryforward amount is non-cumulative, and therefore will be forfeited if not withdrawn in the calendar year when available; the Income Carryforward amount cannot be carried over from one year to the next. Any amounts available under the Income Carryforward privilege are not treated as excess withdrawals.
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The Income Carryforward amount available in any given calendar year is not adjusted as a result of any additional purchase payments or reset opportunities during that year.
Example:
For an example of how the Income Carryforward feature of the Nationwide L.inc+ Empire
Advisory Riders is calculated, see Appendix F: Nationwide Lifetime Income Rider Plus
Empire Advisory Option's Income Carryforward Examples.

Impact of Withdrawals after the first Lifetime Withdrawal
After the first Lifetime Withdrawal, the Contract Owner is permitted to withdraw Standard Adviser Fees, Excess Adviser Fees, and Excess Withdrawals provided that the Contract Value is greater than $0. Excess Withdrawals and Excess Adviser Fees immediately reduce the Contract Value and Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for the current and subsequent calendar years. Nationwide reserves the right to determine the order in which withdrawal requests are processed.
(1)
Adviser Fees. Standard Adviser Fees and Excess Adviser Fees withdrawn from the contract after the first Lifetime Withdrawal reduce the Contract Value by the gross dollar amount of the surrender. Standard Adviser Fees do not reduce the Current Income Benefit Base. The reduction to the Current Income Benefit Base as a result of Excess Adviser Fees could reduce the benefit significantly and by substantially more than the amount of the Excess Adviser Fees withdrawn. Contract Owners should discuss the impact of Excess Adviser Fees with their investment adviser prior to taking Excess Adviser Fees from the contract. The reduction to the Current Income Benefit Base will equal a figure representing the proportional amount of the Excess Adviser Fee, as determined by the following formula:
Reduction to Current Income Benefit Base	=	Gross Dollar Amount of the Excess Adviser Fee	X	Current Income Benefit Base in effect prior to Excess Adviser Fee
Contract Value (reduced by the amount of the Standard Adviser Fee withdrawn)
(2)
Excess Withdrawal. Excess Withdrawals will result in a reduction to the Current Income Benefit Base equal to a figure representing the proportional amount of the Excess Withdrawal, as determined by the following formula:
Reduction to Current Income Benefit Base	=	Gross Dollar Amount of the Excess Withdrawals	X	Current Income Benefit Base in effect prior to Excess Withdrawal
Contract Value (reduced by the dollar amount of the Lifetime Withdrawal Amount withdrawn)
Amounts available under the Income Carryforward privilege are not treated as Excess Withdrawals, and therefore withdrawals under the Income Carryforward privilege will not reduce the Current Income Benefit Base
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Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
Example:
If the Current Income Benefit Base is $50,000, the Contract Value is $60,000, the Lifetime
Withdrawal Amount is $5,000, there is no Income Carryforward amount available, and a withdrawal of $60,000 is taken, then $55,000 of the amount withdrawn is an excess withdrawal ($60,000-$5,000). As a result, the Current Income Benefit Base of $50,000 is reduced by $50,000 [[$55,000/($60,000-$5,000)] x $50,000]), and therefore the rider terminates as the Current Income Benefit Base would be reduced to $0.

RMD Privilege
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to take Excess Withdrawals (plus any amount available under the Income Carryforward privilege, if applicable) without reducing the Current Income Benefit Base if such Excess Withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. The RMD privilege is not available in the calendar year of the date the contract is issued. In order to qualify for the RMD privilege, the Contract Owner must:
(1)
be at least 73 as of the date of the request, or will be 73 in the calendar year that the RMD privilege would first apply (Note: for Contract Owners who attained age 70½ after 2019, the age was 72; and for Contract Owners that were born prior to July 1, 1949, the age was 70 ½ );
(2)
own the contract as an IRA, SEP IRA, or Simple IRA; and
(3)
submit a completed administrative form in advance of the withdrawal to the Service Center.
While exercising the RMD privilege, the Contract Owner is permitted to withdraw investment advisory fees provided that the Contract Value is greater than $0. Withdrawals of Standard Adviser Fees will not reduce the Current Income Benefit Base. Withdrawals of Excess Adviser Fees will reduce the Current Income Benefit Base as described in Withdrawal of Adviser Fees after the First Lifetime Withdrawal.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the then applicable Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any Excess Withdrawal will reduce the remaining Current Income Benefit Base.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. Any increase in the Lifetime Withdrawal Amount as a result of a reset will be available in full (not prorated) in the calendar year of the reset.
The Contract Owner can elect to set up Systemic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made in writing to the Service Center.
This automatic reset will continue until either the current charge for, or the list of permitted investment options associated with the Nationwide L.inc+ Empire Advisory Rider changes. Changes associated with the Custom Choice Asset Rebalancing Service will not impact the automatic reset. An election to reset the Current Income Benefit Base will not affect the Roll-Up Crediting Rate, the Roll-Up Crediting Period, or the Lifetime Withdrawal Percentage.
In the event the current charge for, or the list of permitted investment options of the Nationwide L.inc+ Empire Advisory Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination via U.S. mail unless the Contract
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Owner has elected electronic delivery. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the Nationwide L.inc+ Empire Advisory Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the Nationwide L.inc+ Empire Advisory Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the Nationwide L.inc+ Empire Advisory Rider option by notifying Nationwide as to such election.
Annuitization
If the Contract Owner elects to annuitize the contract, the Nationwide L.inc+ Empire Advisory Rider will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Nationwide L.inc+ Empire Advisory Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the Nationwide L.inc+ Empire Advisory Rider, upon the death of the determining life, the benefits associated with the Nationwide L.inc+ Empire Advisory Rider terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed in accordance with the Required Distributions section of Appendix B: Contract Types and Tax Information.
For contracts with the Joint Option for the Nationwide L.inc+ Empire Advisory Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Nationwide L.inc+ Empire Advisory Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Death Benefit Feature, if applicable.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the Nationwide L.inc+ Empire Advisory Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal represents the gain in the contract and the portion of the Lifetime Withdrawal reported as a taxable distribution. Where the gain in the contract exceeds the Lifetime Withdrawal, the full amount of the Lifetime Withdrawal will be reported as a taxable distribution.
Consult a qualified tax advisor.
Automatic Termination of the Nationwide Lifetime Income Rider Advisory Option
Upon termination of the Nationwide L.inc+ Empire Advisory Rider, Nationwide will no longer assess the charge associated with the option, and all benefits associated with the Nationwide L.inc+ Empire Advisory Rider will terminate. In the following instances, the Nationwide L.inc+ Empire Advisory Rider will automatically terminate:
(1)
A full surrender of the contract
(2)
When an Excess Withdrawal, Excess Adviser Fee, or Non-Lifetime Withdrawal reduces the Current Income Benefit Base to to $0;
(3)
On the Annuitization Date; or
(4)
Upon the death of the determining life, or if the Joint Option is elected, the death of the last survivor of the determining life and the spouse of the determining life.
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Other Important Considerations
The Nationwide L.inc+ Empire Advisory Rider is designed for those intending to take Lifetime Withdrawals. The benefit of the Nationwide L.inc+ Empire Advisory Rider will be reduced, potentially significantly, if the Contract Owner takes Excess Withdrawals, a Non-Lifetime Withdrawal, or Excess Adviser Fees.
Other important considerations include the following:
•
The chance of outliving Contract Value and receiving Lifetime Withdrawals from Nationwide is reduced due to the investment restrictions imposed on the Nationwide L.inc+ Empire Advisory Rider.
•
If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner’s Contract Value.
•
If the Contract Value is equal to $0, then Lifetime Withdrawals are paid form Nationwide’s General Account.
•
Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability.
(12)
The following new subsection Joint Option for the Nationwide Lifetime Income Rider Plus Empire Advisory is added immediately after the Nationwide Lifetime Income Rider Plus Empire Advisory subsection of the Benefits Under the Contract section:
Joint Option for the Nationwide Lifetime Income Rider Plus Empire Advisory
At the time the Nationwide L.inc+ Empire Advisory Rider is elected (at the time of application), the Contract Owner may elect the Joint Option for the Nationwide L.inc+ Empire Advisory Rider (the "Joint Option"). The Joint Option is not available for contracts issued as Charitable Remainder Trusts. The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefits associated with the Nationwide L.inc+ Empire Advisory Rider provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of Nationwide L.inc+ Empire Advisory Rider will be that of the younger spouse.
Example:
At the time of application, Ms. J purchased the Joint Option for the Nationwide Lifetime
Income Rider Plus Empire Advisory. She began taking Lifetime Withdrawals when she was
62. Three years later, Ms. J passed away. Mr. J, Ms. J’s surviving spouse, is entitled to continue to receive the same Lifetime Withdrawals for the duration of his lifetime. At Mr. J’s death, the contract will terminate.

Nationwide will assess an annual charge for the Joint Option not to exceed 0.30% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. The current charge will not change, except possibly upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 0.30% of the Current Income Benefit Base. The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. If the Contract Owner elects the Joint Option, Nationwide will likely reduce the Lifetime Withdrawal Percentages associated with the Nationwide L.inc+ Empire Advisory Rider. This charge is in addition to the charge for the Nationwide L.inc+ Empire Advisory Rider.
The currently applicable Roll-up Interest Rate and Roll-up Crediting Period, and Lifetime Withdrawal Percentages for the Joint Option are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus. In order to receive the current Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages stated in the Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the period during which such rates will be applicable. The Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. However, as described in the Rate Sheet Supplement, in the event of an intervening Rate Sheet Supplement that increases the applicable Roll-up Interest Rate and/or Lifetime Withdrawal Percentages after the date the application is signed, the new Rate Sheet Supplement in effect on the date the contract is issued may be applied to the contract. Nationwide reserves the right to change the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages for contracts once issued. Contract Owners should not purchase the contract without first
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obtaining the applicable Rate Sheet Supplement that contains the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center and are also available at https://nationwide.onlineprospectus.net/nw/naria-ny/index.php or on the SEC’s EDGAR system at www.sec.gov (file number: 333-227780). For contracts with applications signed prior to the date of this prospectus, see Appendix C: Historical Rates, Periods, and Percentages.
To be eligible for the Joint Option, the following conditions must be met:
(1)
Both spouses must be between 50 and 85 years old at the time of application;
(2)
Both spouses must be at least age 50 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 591/2 unless certain exceptions are met (see Appendix B: Contract Types and Tax Information);
(3)
If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)
Both spouses must be named as primary beneficiaries;
(6)
No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)
If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the optional death benefit. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the Nationwide L.inc+ Empire Advisory Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the optional death benefit.
Marriage Termination
If, prior to taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. In addition, the likely reduction to the Lifetime Withdrawal Percentages will no longer apply and the Lifetime Withdrawal Percentages will be those that would have applied if the Joint Option had never been elected. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)
the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)
the contract is annuitized;
(3)
after the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)
the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
(13)
The last paragraph in the Withdrawals subsection of the Surrender/Withdrawal Prior to Annuitization section is deleted and replaced with the following:
PROS-0769

No contract will be surrendered due solely to negative investment performance, and federal tax law may impose additional restrictions on Nationwide’s right to surrender your contract. In addition, Nationwide will not surrender any contract that includes the Retirement Income Developer option, Nationwide Lifetime Income Rider Plus Empire Advisory, Nationwide Lifetime Income Rider Advisory option, or Return of Premium Death Benefit Option if, at the time the termination would otherwise occur, the guaranteed benefit remaining under these options is greater than the Contract Value. For all other contracts, Nationwide reserves the right to exercise this termination provision, subject to obtaining any required regulatory approvals.
(14)
The following bullet is added in the beginning of the list of the second paragraph of Standard Adviser Fees subsection of the Withdrawals subsection within the Surrender/Withdrawal Prior to Annuitization section:
•
Nationwide L.inc Plus Empire Advisory. Standard Adviser Fees will not reduce the Current Income Benefit Base as described in the Nationwide Lifetime Income Rider Plus Empire Advisory Option provision.
(15)
The following third bullet is added to list of the second paragraph of Excess Adviser Fees subsection in the Withdrawals subsection within the Surrender/Withdrawal Prior to Annuitization section:
•
Nationwide L.inc Plus Empire Advisory. Excess Adviser Fees will reduce the Current Income Benefit Base as described in the Nationwide Lifetime Income Rider Plus Empire Advisory Option provision.
(16)
The last paragraph of Dollar Cost Averaging subsection in the Contract Owner Services section is deleted in its entirety and replaced with the following:
Dollar Cost Averaging is not available if the Retirement Income Developer option, Nationwide Lifetime Income Rider Plus Empire Advisory, or Nationwide Lifetime Income Advisory option is elected.
(17)
The last two paragraphs of the Systematic Withdrawals subsection in the Contract Owner Services section are deleted in their entirety and replaced with the following:
For Contract Owners who have not elected the Nationwide Lifetime Income Rider Plus Empire Advisory option, Retirement Income Developer option, or Nationwide Lifetime Income Advisory option, Nationwide will terminate the contract in the event Systematic Withdrawals reduce the Contract Value to $0. However, for Contract Owners who have elected the Nationwide Lifetime Income Rider Plus Empire Advisory option, Retirement Income Developer option, or Nationwide Lifetime Income Advisory option, Nationwide will not terminate the contract in the event Systematic Withdrawals reduce the Contract Value to $0, provided the Current Income Benefit Base is greater than $0.
Contract Owners should fully understand the impact of taking Systematic Withdrawals if they have elected the Nationwide Lifetime Income Rider Plus Empire Advisory option, Retirement Income Developer option, or Nationwide Lifetime Income Advisory option. Systematic Withdrawals are subject to the same terms and conditions under one of these optional benefits as manual withdrawals. As such, a Systematic Withdrawal may initiate Lifetime Withdrawals and could be an excess withdrawal depending on the facts and circumstances. Systematic Withdrawals will continue to be taken for as long as the instructions remain in effect, even if there are negative consequences. Contract Owners should consult with a financial professional before initiating Systematic Withdrawals.
(18)
The first paragraph of the Custom Choice Asset Rebalancing Service subsection in the Contract Owner Services section is deleted in its entirety and replaced with the following:
For Contract Owners that have elected the Nationwide Lifetime Income Rider Plus Empire Advisory option, Retirement Income Developer option, or Nationwide Lifetime Income Advisory option, Nationwide makes available the Custom Choice Asset Rebalancing Service ("Custom Choice") at no extra charge. Custom Choice is an asset allocation framework that Contract Owners can use to build their own customized portfolio of investments, subject to the applicable fund category (Groups A, B, and C) allocation limitations (see Appendix A: Underlying Mutual Funds Available Under the Contract). Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and specialty funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Choice will result in a profit or protect against loss in a declining market.
(19)
The first paragraph of the Terminating Participation in Custom Choice subsection of the Custom Choice Asset Rebalancing Service subsection in the Contract Owner Services section is deleted and replaced with the following:
Contract Owners can terminate participation in Custom Choice through their online account, by submitting a written request to the Service Center or by calling the Service Center. For the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the Nationwide Lifetime
PROS-0769

Income Rider Plus Empire Advisory option, Retirement Income Developer option, or the Nationwide Lifetime Income Advisory option as applicable. Termination is effective on the date the termination request is received at the Service Center in good order.
(20)
The second bullet of the second paragraph of the Annuity Commencement Date section is deleted and replaced with the following:
•
the requested date is at least one year after the date of issue;
(21)
The Annuitization Date subsection of the Annuitizing the Contract section is deleted in its entirety and replaced with the following:
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the Nationwide Lifetime Income Rider Plus Empire Advisory option, Retirement Income Developer option, or Nationwide Lifetime Income Advisory option, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option.
In addition, any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least one year after the contract is issued, but may not be later than either:
•
the age (or date) specified in the contract; or
•
the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix B: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
(22)
The Income Benefit Investment Options subsection and the introduction and first table of the Custom Choice Asset Rebalancing Service Investment Options subsection of Appendix A: Underlying Mutual Funds Available Under the Contract are deleted and replaced with the following
Income Benefit Investment Options
Certain optional benefits restrict how the Contract Owner can invest their Contract Value by limiting the investment options in which the Contract Owner can invest and/or requiring use of a specified asset allocation service. The investment options available under each optional living benefit are chosen by Nationwide based on each investment option’s risk characteristics. The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit. Only the investment options shown below (and designated by an "X") are available in connection with the respective optional benefit.
Investment Option	Nationwide Lifetime Income Rider Plus Empire Advisory	Nationwide Lifetime Income Rider Advisory	Retirement Income Developer
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II			X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II	X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II	X		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II	X	X	X
PROS-0769

Investment Option	Nationwide Lifetime Income Rider Plus Empire Advisory	Nationwide Lifetime Income Rider Advisory	Retirement Income Developer
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II	X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II	X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II	X		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II	X		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II			X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	X		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	X		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II	X		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II	X	X	X
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II	X	X	X
Custom Choice Asset Rebalancing Service	X	X	X
Custom Choice Asset Rebalancing Service Investment Options
Contract Owners who elect to participate in the Custom Choice Asset Rebalancing Service are limited to only the investment options shown below. Allocations must meet the required minimum and maximum thresholds within each group. These tables disclose only the Sub-Accounts that currently comprise Groups A, B, and C, and the current allocation limitations.
	Nationwide Lifetime Income Rider Plus Empire Advisory	Nationwide Lifetime Income Rider Advisory Option	Retirement Income Developer
Group A	40% - 100%	50% - 100%	0% - 100%
Group B	0% - 60%	0% - 50%	0% - 100%
Group C	0% - 10%	0% - 10%	0% - 10%
Total	100%	100%	100%
PROS-0769

(23)
The title of the subsection Taxation of Lifetime Withdrawals Under the Retirement Income Developer option, and the Nationwide Lifetime Income Rider Advisory option (see Custom Choice Asset Rebalancing Service) of the section Federal Tax Considerations within the Appendix B: Contract Types and Tax Information is deleted and replaced with the following:
Taxation of Lifetime Withdrawals Under the Nationwide Lifetime Income Rider Plus Empire Advisory, Retirement Income Developer option, and the Nationwide Lifetime Rider Advisory option (see Custom Choice Asset Rebalancing Service)
(24)
The first paragraph of the subsection Taxation of Lifetime Withdrawals Under the Retirement Income Developer option, and the Nationwide Lifetime Income Rider Advisory option (see Custom Choice Asset Rebalancing Service) of the section Federal Tax Considerations within the Appendix B: Contract Types and Tax Information is deleted and replaced with the following:
While the tax treatment for withdrawals for benefits such as the Nationwide Lifetime Income Rider Plus Empire Advisory, Retirement Income Developer option, and Nationwide Lifetime Rider Advisory option (see Custom Choice Asset Rebalancing Service) is not clear under federal tax law, Nationwide intends to treat withdrawals under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the withdrawal.
(25)
The second paragraph of the Required Distributions subsection of Appendix B: Contract Types and Tax Information is deleted and replaced with the following:
If the Contract Owner purchases the Nationwide Lifetime Income Rider Plus Empire Advisory, Retirement Income Developer option, or Nationwide Lifetime Income Rider Advisory option (see Custom Choice Asset Rebalancing Service), withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
(26)
The following is added as a new third paragraph in Appendix C: Historical Rates, Periods, and Percentages:
Note: For contracts issued on or after November 13, 2023, as described in the Rate Sheet Supplement, in the event of an intervening Rate Sheet Supplement that increased the applicable Roll-up Interest Rate and/or Lifetime Withdrawal Percentages after the date the application was signed, the new Rate Sheet Supplement in effect on the date the contract was issued may have been applied to the contract. Refer to your contract for the Roll-up Interest Rate, Roll-up Crediting Period, and/or Lifetime Withdrawal Percentages that are applicable to your contract, or contact Nationwide's Service Center.
(27)
A new Appendix E is added immediately after Appendix D: Nationwide Lifetime Income Rider Advisory Option’s Non-Lifetime Withdrawal and Excess Adviser Fee Examples:
Appendix E: Nationwide Lifetime Income Rider Plus Empire Advisory Option’s Non-Lifetime Withdrawal and Excess Adviser Fee Examples
Example of a Non-Lifetime Withdrawal taken before the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if a Non-Lifetime
Withdrawal is taken before the 10th Contract Anniversary. This example assumes the following:

Initial Purchase Payment on Contract Issue Date:	$100,000
Original Income Benefit Base:	$100,000
Original Highest Contract Value Benefit Base**:	$100,000
Original Roll-up Value Benefit Base**:	$100,000
Additional Purchase Payment in the 3rd Contract Year+:	$ 50,000
Non-Lifetime Withdrawal Amount taken during the 5th Contract Year:	$ 40,000
Highest Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal) **:	$156,000
Roll-up Value Benefit Base on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal)**:	$178,500
Contract Value on Date of Non-Lifetime Withdrawal**:	$160,000
PROS-0769

Highest Contract Value Benefit Base before 5th Contract Anniversary and after Non-Lifetime Withdrawal**:				$117,000
Contract Value on 5th Contract Anniversary**:				$124,000
If a $40,000 Non-Lifetime Withdrawal is taken during the 5th Contract Year, the Current Income Benefit Base after the transaction will equal the greater of:
1)	Proportional Reduction to the Roll-up Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Roll-up Benefit Base (prior to Non- Lifetime Withdrawal)
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$40,000	X	$178,500
			$160,000
		=		$44,625
	The Current Roll-up Benefit Base of $178,500 is reduced by $44,625 resulting in the proportionally reduced Roll-up Benefit Base of $133,875.
2)	Proportional Reduction to the Highest Contract Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Highest Contract Value Benefit Base
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$40,000	X	$156,000
			$160,000
		=		$39,000

The Highest Contract Value Benefit Base of $156,000 is reduced proportionally by $39,000 as calculated above resulting in proportionally reduced Benefit Base of $117,000.
After the Non-Lifetime Withdrawal, the Current Income Benefit Base is set to $133,875, which is the greater of the Roll-up
Benefit Base and Contract Value Benefit Base after the transaction.

On the 5th Contract Anniversary, the Current Income Benefit Base will equal the greater of:

3.a)	Roll-up Benefit Base Proportional Reduction to Initial Purchase Payment	=	Non-Lifetime Withdrawal Amount	X	Initial Purchase Payment
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$40,000	X	$100,000
			$160,000
		=		$25,000

The initial purchase payment of $100,000 is reduced by $25,000 resulting in the proportionally reduced initial purchase payment of $75,000. This is increased by 6% simple interest roll-up from the date of the initial purchase payment for each attained
Contract Anniversary resulting in $97,500.

PLUS
3.b)	Proportional Reduction to Subsequent Purchase Payment	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$40,000	X	$50,000
			$160,000
		=		$12,500
PROS-0769

The subsequent purchase payment of $50,000 is reduced by $12,500 resulting in the proportionally reduced subsequent purchase payment of $37,500. This is increased by 6% simple interest roll-up from the date of the subsequent purchase payment for each attained Contract Anniversary resulting in $43,125.
The Roll-up Benefit Base on the 5th Contract Anniversary equals $140,625 ($97,500 + $43,125).

4)
Highest Contract Value Benefit Base, which is the greater of the Highest Contract Value Benefit Base prior to the anniversary processing (i.e. $117,000) and Current Anniversary Contract Value (i.e. $124,000).

The 5th Anniversary Income Benefit Base is set to the greater of the Roll-up Benefit Base and the Highest Contract Value, which is $140,625.

Example of an Excess Adviser Fee taken before the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if an Excess Adviser Fee
is taken before the 10th Contract Anniversary. This example assumes the following:

Initial Purchase Payment on Contract Issue Date:	$100,000
Original Income Benefit Base**:	$100,000
Original Highest Contract Value Benefit Base**:	$100,000
Original Roll-up Value Benefit Base**:	$100,000
Additional Purchase Payment in the 3rd Contract Year+:	$ 50,000
Excess Adviser Fee taken during the 5th Contract Year:	$ 16,000
Highest Contract Value on Date of Non-Lifetime Withdrawal (prior to the Excess Adviser Fee)**:	$156,000
Roll-up Value Benefit Base on Date of Non-Lifetime Withdrawal (prior to the Excess Adviser Fee)**:	$178,500
Contract Value on Date of Excess Adviser Fee (after reduction for Standard Adviser Fee)**:	$160,000
Highest Contract Value Benefit Base before 5th Contract Anniversary and after Non-Lifetime Withdrawal**:	$140,000
Contract Value on 5th Contract Anniversary**:	$148,000
If a $16,000 Excess Adviser Fee is taken during the 5th Contract Year, the Current Income Benefit Base after the transaction will be proportional as follows:
1)	Proportional Reduction to the Roll-up Benefit Base	=	Excess Adviser Fee	X	Roll-up Benefit Base prior to Excess Adviser Fee
Contract Value (after reduction for Standard Adviser Fee)
=	$16,000	X	$178,500
$160,000
=	$17,850
The Current Roll-up Benefit Base of $178,500 is reduced by $17,850 resulting in the proportionally reduced Roll-up Benefit Base of $160,650.
2)	Proportional Reduction to the Highest Contract Benefit Base	=	Excess Adviser Fee	X	Highest Contract Value Benefit Base
Contract Value (after reduction for Standard Adviser Fee)
=	$16,000	X	$156,000
$160,000
=	$15,600
The Highest Contract Value Benefit Base of $156,000 is reduced proportionally by $15,600 as calculated above resulting in proportionally reduced Benefit Base of $140,400.
After the Excess Adviser Fee, the Current Income Benefit Base is set to $160,650, which is the greater of the Roll-up Benefit Base and Contract Value Benefit Base after the transaction.
On the 5th Contract Anniversary, the Current Income Benefit Base will be calculated as follows:
PROS-0769

3.a)	Roll-up Benefit Base Proportional Reduction to Initial Purchase Payment	=	Excess Adviser Fee	X	Initial Purchase Payment
			Contract Value (after reduction for Standard Adviser Fee)
		=	$16,000	X	$100,000
			$160,000
		=		$10,000

The initial purchase payment of $100,000 is reduced by $10,000 resulting in the proportionally reduced initial purchase payment of $90,000. This is increased by 6% simple interest roll-up from the date of the initial purchase payment for each attained
Contract Anniversary resulting in $117,000.

PLUS
3.b)	Proportional Reduction to Subsequent Purchase Payment	=	Excess Adviser Fee	X	Subsequent Purchase Payment
			Contract Value (after reduction for Standard Adviser Fee)
		=	$16,000	X	$50,000
			$160,000
		=		$5,000

The subsequent purchase payment of $50,000 is reduced by $5,000 resulting in the proportionally reduced subsequent purchase payment of $45,000. This is increased by 6% simple interest roll-up from the date of the subsequent purchase payment for each attain Contract Anniversary resulting in $51,750.

	The Roll-up Benefit Base on the 5th Contract Anniversary equals $168,750 ($117,000 + $51,750).
4)
Highest Contract Value Benefit Base, which is the greater of the Highest Contract Value Benefit Base prior to the anniversary processing (i.e. $140,400) and Current Anniversary Contract Value (i.e. $148,000).

The 5th Anniversary Income Benefit Base is set to the greater of the Roll-up Benefit Base and the Highest Contract Value, which is $168,750.

Example of a Non-Lifetime Withdrawal and Excess Adviser Fee taken before the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if a Non-Lifetime
Withdrawal and Excess Adviser Fee is taken before the 10th Contract Anniversary. This example assumes the following:

Initial Purchase Payment on Contract Issue Date:	$100,000
Original Income Benefit Base**:	$100,000
Original Highest Contract Value Benefit Base**:	$100,000
Original Roll-up Value Benefit Base**:	$100,000
Additional Purchase Payment in the 3rd Contract Year+:	$ 50,000
Non-Lifetime Withdrawal Amount taken during the 4th Contract Year:	$ 40,000
Highest Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal) **:	$156,000
Roll-up Value Benefit Base on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal)**:	$178,500
Contract Value on Date of Non-Lifetime Withdrawal**:	$160,000
Highest Contract Value Benefit Base before 5th Contract Anniversary and after Non-Lifetime Withdrawal**:	$117,000
Contract Value on 5th Contract Anniversary**:	$124,000
Excess Adviser Fee taken on the 5th Contract Year	$ 6,250
Highest Contract Value on Date of Excess Adviser Fee (prior to Excess Adviser Fee)**:	$124,000
Roll-up Value Benefit Base on Date of Excess Adviser Fee (prior to Excess Adviser Fee)**:	$140,625
Contract Value on the Date of Excess Adviser Fee (after reduction for Standard Adviser Fee)**:	$125,000
PROS-0769

Highest Contract Value Benefit Base before 6th Contract Anniversary and after Excess Adviser Fee**:				$117,750
Contract Value on 6th Contract Anniversary**:				$119,750
If a $40,000 Non-Lifetime Withdrawal is taken during the 5th Contract Year, the Current Income Benefit Base after the transaction is calculated as follows:
1)	Proportional Reduction to the Roll-up Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Roll-up Benefit Base prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$40,000	X	$178,500
			$160,000
		=		$44,625
	The Current Roll-up Benefit Base of $178,500 is reduced by $44,625 resulting in the proportionally reduced Roll-up Benefit Base of $133,875.
2)	Proportional Reduction to the Highest Contract Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Highest Contract Value Benefit Base
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$40,000	X	$156,000
			$160,000
		=		$39,000

The Highest Contract Value Benefit Base of $156,000 is reduced by $39,000 resulting in the proportionally reduced Highest
Contract Value of $117,000.
After the Non-Lifetime Withdrawal, the Current Income Benefit Base is set to $133,875, which is the greater of the Roll-up
Benefit Base and Contract Value Benefit Base after the transaction.

On the 5th Contract Anniversary, the Current Income Benefit Base will be calculated as follows:

3.a)	Roll-up Benefit Base Proportional Reduction to Initial Purchase Payment	=	Non-Lifetime Withdrawal Amount	X	Initial Purchase Payment
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$40,000	X	$100,000
			$160,000
		=		$25,000

The initial purchase payment of $100,000 is reduced by $25,000 resulting in the proportionally reduced initial purchase payment of $75,000. This is increased by 6% simple interest roll-up from the date of the initial purchase payment for each attained
Contract Anniversary resulting in $97,500.

PLUS
3.b)	Proportional Reduction to Subsequent Purchase Payment	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$40,000	X	$50,000
			$160,000
		=		$12,500
PROS-0769

The subsequent purchase payment of $50,000 is reduced by $12,500 resulting in the proportionally reduced subsequent purchase payment of $37,500. This is increased by 6% simple interest roll-up from the date of the subsequent purchase payment for each attained Contract Anniversary resulting in $43,125
The Roll-up Benefit Base on the 5th Contract Anniversary equals $140,625 ($97,500 + $43,125).

4)
Highest Contract Value Benefit Base, which is the greater of the Highest Contract Value Benefit Base prior to the anniversary processing (i.e. $117,000) and Current Anniversary Contract Value (i.e. $124,000).

The 5th Anniversary Income Benefit Base is set to the greater of the Roll-up Benefit Base and the Highest Contract Value, which is $140,625.

If a $6,250 Excess Adviser Fee is taken during the 6th Contract Year, the Current Income Benefit Base after the transaction will be proportional as follows:
1)	Proportional Reduction to the Roll-up Benefit Base	=	Excess Adviser Fee	X	Roll-up Benefit Base prior to Excess Adviser Fee
			Contract Value (after reduction for Standard Adviser Fee)
		=	$6,250	X	$140,625
			$125,000
		=		$7,031
	The Current Roll-up Benefit Base of $140,625 is reduced by $7,031 resulting in the proportionally reduced Roll-up Benefit Base of $133,594.
2)	Proportional Reduction to the Highest Contract Benefit Base	=	Excess Adviser Fee	X	Highest Contract Value Benefit Base
			Contract Value (after reduction for Standard Adviser Fee)
		=	$6,250	X	$124,000
			$125,000
		=		$6,200
	The Highest Contract Value Benefit Base of $124,000 is reduced by $6,200 resulting in proportionally reduced Benefit Base of $117,800.
	After the Excess Adviser Fee, the Current Income Benefit Base is set to $133,594, which is the greater of the Roll-up Benefit Base and Contract Value Benefit Base after the transaction.
On the 6th Contract Anniversary, the Current Income Benefit Base is proportional as follows:
3.a)	Roll-up Benefit Base Proportional Reduction to Initial Purchase Payment	=	Excess Adviser Fee	X	Initial Purchase Payment with Non-Lifetime Reduction
			Contract Value (after reduction for Standard Adviser Fee)
		=	$6,250	X	$75,000
			$125,000
		=		$3,750

The initial purchase payment of $100,000 is reduced by $28,750 ($25,000 reduction for Non-Lifetime Withdrawal plus $3,750 reduction for Excess Adviser Fee) resulting in the proportionally reduced initial purchase payment of $71,250. This is increased by 6% simple interest roll-up from the date of the initial purchase payment for each attained Contract Anniversary resulting in
$96,900.

PLUS
3.b)	Proportional Reduction to Subsequent Purchase Payment	=	Excess Adviser Fee	X	Subsequent Purchase Payment (with Non-Lifetime Reduction)
			Contract Value (after reduction for Standard Adviser Fee)
PROS-0769

	=	$6,250	X	$37,500
		$125,000
	=		$1,875

The subsequent purchase payment of $50,000 is reduced by $14,375 ($12,500 reduction for Non-Lifetime Withdrawal plus
$1,875 reduction for Excess Adviser Fee) resulting in the proportionally reduced subsequent purchase payment of $35,625.
This is increased by 6% simple interest roll-up from the date of the subsequent purchase payment for each attain Contract
Anniversary resulting in $43,106.

	The Roll-up Benefit Base on the 6th Contract Anniversary equals $140,006 ($96,900 + $43,106).
4)
Highest Contract Value Benefit Base, which is the greater of the Highest Contract Value Benefit Base prior to the anniversary processing (i.e. $117,750) and Current Anniversary Contract Value (i.e. $119,750).

The 6th Anniversary Income Benefit Base is set to the greater of the Roll-up Benefit Base and the Highest Contract Value, which is $140,006.

Example of a Non-Lifetime Withdrawal taken after the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if a Non-Lifetime
Withdrawal is taken after the 10th Contract Anniversary. This example assumes the following:

Initial Purchase Payment on Contract Issue Date:				$100,000
Additional Purchase Payment in the 3rd Contract Year*:				$ 50,000
Non-Lifetime Withdrawal Amount taken during the 11th Contract Year:				$ 75,000
Current Income Benefit Base (prior to Non-Lifetime Withdrawal)**:				$232,500
Contract Value on Date of Non-Lifetime Withdrawal**:				$225,000
Highest Contract Value Benefit Base before 11th Contract Anniversary and after Non-Lifetime Withdrawal**:				$155,000
Contract Value on 11th Contract Anniversary**:				$153,000
If a $75,000 Non-Lifetime Withdrawal is taken during the 11th Contract Year, the Current Income Benefit Base after the transaction will be reduced by:
1)	Proportional Reduction to the Highest Contract Value	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base (prior to Non- Lifetime Withdrawal)
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$75,000	X	$232,500
			$225,000
		=		$77,500
	The Current Income Benefit Base will equal $155,000 ($232,500 - $77,500).
On the 11th Contract Anniversary, the Current Income Benefit Base will equal the greater of the Current Income Benefit Base prior to anniversary processing and Current Contract Anniversary Contract Value:

2)	Contract Value on Contract Anniversary		$153,000
3)	Income Benefit Base before anniversary processing		$155,000
	The Current Income Benefit Base on the 11th Anniversary is $155,000.

Example of an Excess Adviser Fee taken after the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if an Excess Adviser Fee
is taken after the 10th Contract Anniversary. This example assumes the following:

Initial Purchase Payment on Contract Issue Date:	$100,000
Additional Purchase Payment in the 3rd Contract Year+:	$ 50,000
PROS-0769

Excess Adviser Fee taken during the 11th Contract Year:				$ 22,500
Current Income Benefit Base (prior to Excess Adviser Fee)**:				$232,500
Contract Value on Date of Excess Adviser Fee (after reduction for Standard Adviser Fee)**:				$225,000
Highest Contract Value Benefit Base before 11th Contract Anniversary and after Excess Adviser Fee**:				$209,250
Contract Value on 11th Contract Anniversary**:				$207,500
If a $22,500 Excess Adviser Fee is taken during the 11th Contract Year, the reduction to the Current Income Benefit Base after the transaction is proportional to the Contract Value withdrawn as follows:

1)	Dollar Amount Withdrawn		$22,500
2)	Proportional Reduction to the Highest Contract Value	=	Excess Adviser Fee	X	Current Income Benefit Base (prior to Excess Adviser Fee)
			Contract Value (on the date of Excess Adviser Fee)
		=	$22,500	X	$232,500
			$225,000
		=		$23,250
	The Current Income Benefit Base will equal $209,250 ($232,500 - $23,250).
On the 11th Contract Anniversary, the Current Income Benefit Base will equal the greater of the Current Income Benefit Base prior to anniversary processing and Current Contract Anniversary Contract Value:

3)	Contract Value on Contract Anniversary		$207,500
4)	Income Benefit Base before Anniversary Processing		$209,250
	The Current Income Benefit Base on the 11th Anniversary is $209,250.
*
All numbers are rounded to the nearest whole number
**
Contract Value, Roll-up Value, and Current Income Benefit Base are hypothetical and for example purposes only
+
Additional purchase payment made 2.5 years after contract issuance.
(28)
A new Appendix F is added immediately after Appendix D: Nationwide Lifetime Income Rider Advisory Option’s Non-Lifetime Withdrawal and Excess Adviser Fee Examples:
PROS-0769

Appendix F: Nationwide Lifetime Income Rider Plus Empire Advisory Option's Income Carryforward Example
Income Carryforward Example
The following is an example of how the Income Carryforward privilege may apply:
Assume a Contract Owner purchases a contract on April 1,2023 for $200,000, with a Roll-up Interest Rate of 6.00%. On April 1, 2025, assume the Current Income Benefit Base is $224,000 ($200,000 x 1.12)). In May of 2025, assume the Contract Owner elects to begin lifetime income, taking the first Lifetime Withdrawal on May 1, 2025. At the time of the first Lifetime Withdrawal, assume the applicable Lifetime Withdrawal Percentage is 3.75%. Assuming no other changes to the Current Income Benefit Base, the Lifetime Withdrawal Amount would be $8,400 ($224,000 x 0.0375). Thereafter, assume the following withdrawal activity:
	Withdrawal Activity	Before Withdrawal Processing		After Withdrawal Processing
	Lifetime Withdrawals	Income Carryforward Amount	Lifetime Withdrawal Amount	Income Carryforward Amount	Lifetime Withdrawal Amount
May 1, 2025	$8,000	$0	$8,400	$0	$400
Income Carryforward Calculation
The Lifetime Withdrawal Amount in
2025 is $8,400, but the Contract Owner
only takes $8,000. This means that an
additional $400 is available for
following year as Income Carryforward
Amount. Assuming there are no
additional withdrawal or changes made
to the Income Benefit Base for the
remainder of the year, then $8,800
would be available in 2026. This is the
2026 Lifetime Withdrawal Amount
($8,400) + Income Carryforward from
2025 ($400).

January 1, 2026		--	--	$400	$8,400
March 1, 2026	$6,800	$400	$8,400	$0	$2,000
Income Carryforward Withdrawal
Continuing the above example, any
withdrawals taken in 2026 first come
from the $400 Income Carryforward
Amount from 2025 and any amount
more than the Income Carryforward
Amount is taken from the 2026 Lifetime
Withdrawal Amount. In 2026, the
Contract Owner withdraws $6,800
which takes $400 from Income
Carryforward Amount and $6,400 from
the 2026 Lifetime Withdrawal Amount.
After the withdrawal, the remaining
Income Carryforward Amount is $0 and
the remaining Lifetime Withdrawal
Amount in 2026 is $2,000.

Assuming no other withdrawals or
changes are made to the Income
Benefit Base for the remainder of 2026,
then in 2027, $10,400 is available. This
is the 2027 Lifetime Withdrawal
Amount (8,400) + Income Carryforward
from 2026 ($2,000).

PROS-0769

	Withdrawal Activity	Before Withdrawal Processing		After Withdrawal Processing
	Lifetime Withdrawals	Income Carryforward Amount	Lifetime Withdrawal Amount	Income Carryforward Amount	Lifetime Withdrawal Amount
January 1, 2027		--	--	$2,000	$8,400
June 1, 2027	$1,500	$2,000	$8,400	$500	$8,400
Forfeited Income Carryforward
Continuing the above example, any
withdrawals taken in 2027, first come
from the $2000 Income Carryforward
amount in 2026 and any Amount more
than the Income Carryforward Amount
is taken from the 2027 Lifetime
Withdrawal Amount. In 2027, the
Contract Owner withdraws $1,500
which is taken from Income
Carryforward Amount. After the
withdrawal, the remaining Income
Carryforward Amount is $500 and the
remaining Lifetime Withdrawal Amount
in 2027 is $8,400. Assuming no
additional withdrawals or changes are
made to the Income Benefit Base for
the remainder of 2027, then $16,800 is
available in 2028. The $500 Income
Carryforward Amount remaining was
only available in 2027 and is then
forfeited in 2028. The remaining
Lifetime Withdrawal Amount at the end
of 2027 becomes the Income
Carryforward Amount ($8,400) in 2028.
The Lifetime Withdrawal Amount
available in 2028 ($8,400) + Income
Carryforward Amount from 2027
($8,400) is available in 2028.

January 1, 2028		--	--	$8,400	$8,400
PROS-0769

Incorporation by Reference
The prospectus supplement dated May 1, 2023, May 18, 2023, June 30, 2023, August 8, 2023, August 11, 2023 and September 1, 2023 and the prospectus except as modified herein, and the Statement of Additional Information, that were effective May 1, 2023, previously filed with the Commission under SEC file No. 333-227780, are hereby incorporated by reference and made a part of this registration statement.
Prospectus Supplements:
1)
Prospectus Supplement dated May 1, 2023 and filed on April 25, 2023 as document number d470387d497.htm and hereby incorporated by reference.
2)
Prospectus Supplement dated and filed on May 18, 2023 as document number d499242d497.htm and hereby incorporated by reference.
3)
Prospectus Supplement dated and filed on June 30, 2023 as document number d501361d497.htm and hereby incorporated by reference.
4)
Prospectus Supplement dated and filed on August 8, 2023 as document d528415d485bpos.htm and hereby incorporated by reference.
5)
Prospectus Supplement dated and filed on August 11, 2023 as document number d532020d497.htm and hereby incorporated by reference.
6)
Prospectus Supplement dated and filed on September 1, 2023 as document number d503926d497.htm and hereby incorporated by reference.
Prospectus:
1)
Nationwide Advisory Retirement Income Annuity New York prospectus effective May 1, 2023 filed on April 21, 2023, registration statement (333-227780), as document number d359520d485bpos.htm and hereby incorporated by reference.
Statement of Additional Information (SAI):
1)
Nationwide Advisory Retirement Income Annuity New York Statement of Additional Information effective May 1, 2023 filed on April 21, 2023, registration statement (333-227780), as document number d359520d485bpos.htm and hereby incorporated by reference.
0

PART C. OTHER INFORMATION
Item 27. Exhibits
a)
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed previously with initial registration statement (333-227783) on October 11, 2018 as Exhibit (1) and hereby incorporated by reference.
b)
Not Applicable.
c)
Amended and Restated Distribution Agreement dated November 1, 2022 between Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, Jefferson National Life Insurance Company, and Nationwide Investment Services Corporation – Filed previously with Post-Effective Amendment No. 29 on November 1, 2022 (333-124048) and hereby incorporated by reference.
d)
Form of the Variable Annuity Contract – Filed previously with Pre-Effective Amendment No. 1 on February 14, 2019 (File No. 333-227780) and hereby incorporated by reference.
1)
Form of Return of Premium Death Benefit Option – Filed previously with Pre-Effective Amendment No. 1 on February 14, 2019 (File No. 333-227780) and hereby incorporated by reference.
2)
Form of Enhanced Surrender Value for Terminal Illness Endorsement – Filed previously with Pre-Effective Amendment No. 1 on February 14, 2019 (File No. 333-227780) and hereby incorporated by reference.
3)
Form of Retirement Income Developer Option and Joint Option for Retirement Income Developer Option – Filed previously with Pre-Effective Amendment No. 1 on February 14, 2019 (File No. 333-227780) and hereby incorporated by reference.
4)
Form of Nationwide Lifetime Income Rider® Advisory (Nationwide L.incSM Advisory Option) and Joint Option for Nationwide L.incSM Advisory Option – Filed previously with Post-Effective Amendment No. 2 on June 28, 2019 (File No. 333-227780) and hereby incorporated by reference.
5)
Form of Pro 4 Option and Joint Option for Pro 4 Option – Filed previously with Post-Effective Amendment No. 5 on September 16, 2020 (File No. 333-227783) and hereby incorporated by reference.
6)
Form of Nationwide Lifetime Income Rider Plus Empire Advisory ("Nationwide L.inc Plus Empire" Option) Guaranteed Lifetime Withdrawal Benefit ("GWLB") Option – Filed previously with Post-Effective Amendment No. 13 on August 9, 2023 (File No. 333-227780) and hereby incorporated by reference.
e)
Form of Variable Annuity Application – Filed previously with the Post-Effective Amendment No. 11 to the registration statement on April 21, 2023 (File No. 333-227780 ) and hereby incorporated by reference.
f)
Depositor’s Certificate of Incorporation and By-Laws –
1)
Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
2)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
3)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
g)
Not Applicable.
h)
Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)
Fund Participation Agreement with Fred Alger Management, Inc., Fred Alger & Company, Incorporated dated October 1, 2004 with the registration statement under 333-164118, post-effective amendment number 3 filed on April 26, 2011 as document algeramericanpfa.htm

2)
Fund Participation Agreement with ALPS Variable Investment Trust and ALPS Portfolio Solutions Distributor, Inc. dated October 10, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99826.htm
3)
Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
4)
Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
5)
Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsfpa.htm
6)
Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
7)
Fund Participation Agreement with Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated December 7, 2015 with the registration statement under 333-103095, post-effective amendment number 39 filed on April 13, 2017 as document columbiafpa.htm
8)
Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
9)
Fund Participation Agreement with DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP; and DFS Securities LLC., dated February 8, 2012 with the registration statement under 333-149213, post-effective amendment number 7 filed on April 11, 2012 as document dfafpa.htm
10)
Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
11)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
12)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
13)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
14)
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
15)
Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
16)
Fund Participation Agreement with John Hancock Distributors, LLC dated November 1, 2018 with the registration statement under 333-227783, pre-effective amendment number 1 filed on February 13, 2019 as document johnhancockfpa.htm

17)
Fund Participation Agreement with Waddell & Reed Services Company and Waddell and Reed, Inc. dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
18)
Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
19)
Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm
20)
Fund Participation Agreement with Legg Mason Investor Services, LLC (formerly, Salomon Brothers Variable Series Funds Inc., Salomon Brothers Asset Management Inc.), as amended dated September 1999 with the registration statement 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document leggmasonfpa.htm
21)
Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
22)
Fund Participation Agreement with MainStay VP Funds Trust and New York Life Investment Management LLC dated May 1, 2016 with the registration statement 333-201820, post-effective amendment number 1 filed on April 14, 2016 as document mainstayfpa.htm
23)
Fund Participation Agreement with The Merger Fund VL and Westchester Capital Management, LLC dated October 11, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99827.htm
24)
Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b24.htm
25)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
26)
Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
27)
Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
28)
Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
29)
Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
30)
Fund Participation Agreement with Redwood Investment Management, LLC, and Northern Lights Distributors, LLC dated November 1, 2018 with the registration statement under 333-227783, pre-effective amendment number 1 filed on February 13, 2019 as document redwoodfpa.htm
31)
Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm

32)
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
33)
Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
34)
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
35)
Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
36)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust, as amended. dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12a.htm
37)
Fund Participation Agreement with Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation. dated February 28, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document vanguardfpa.htm
38)
Fund Participation Agreement with FEF Distributors, LLC, dated November 1, 2018 with the registration statement under 333-227783, post-effective amendment number 1 filed on April 18, 2019 as document d705546dex9924b838.htm
(39)
Letter Agreement between MFS Fund Distributors, Inc. ("MFD") and Nationwide Financial Services, Inc. dated May 2, 2011 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b39.htm
(40)
Nationwide Financial Services, Inc. and Probabilities Fund Management LLC, dated June 7, 2018 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b40.htm
i)
Form of Administrative Contracts –
The following administrative contracts were previously filed and are hereby incorporated by reference.
1)
Administrative Services Agreement with Alliance Fund Distributors, Inc. dated June 3, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebersteinasa.htm
2)
Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentasa99i2.htm
3)
Business Agreement with American Funds Insurance Series, as amended, dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsasa.htm
4)
Administrative Services Agreement with BlackRock (formerly FAM Distributors, Inc., and Merrill Lynch Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockasa.htm
5)
Administrative Service Agreement with Columbia Funds Variable Series Trust II, dated December 7, 2015 with the registration statement under 333-177439, post-effective amendment number 34 filed on April 29, 2021 as document d103290dex99i4.htm. Portions of this exhibit have been redacted.
6)
Administrative Services Agreement with Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawareasa.htm

7)
Fund Participation Agreement with DFA Investment Dimensions Group, Inc, Dimensional Fund Advisors LP, and DFA Securities LLC, dated February 8, 2012 with the registration statement under 333-149213, post-effective amendment number 7 filed on April 11, 2012 as document dfafpa.htm
8)
Shareholder Servicing Agreement with Eaton Vance Variable Trust dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvanceasa.htm
9)
Administrative Service Agreement with Fidelity Investments Institutional Operations Company, Inc., as amended dated April 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiiasa99i5a.htm
10)
Service Contract, with Fidelity Distributors Corporation, as amended dated April 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiiasa99i5b.htm
11)
Administrative Services Agreement with Franklin Templeton Services, LLC, as amended dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankasa99i6.htm
12)
Agreement with Goldman, Sachs & Co. dated January 6, 1999 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsasa.htm
13)
Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
14)
Administrative Services Agreement with AIM Advisors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1a.htm
15)
Financial Support Agreement with AIM Distributors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1b.htm
16)
Administrative Services Agreement with Waddell & Reed, Inc., as amended dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedasa.htm
17)
Distribution and Shareholder Services Agreement with Janus Distributors, Inc. dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusasa99i7.htm
18)
Administrative Services Agreement with Lazard Retirement Series, Inc. dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardasa.htm
19)
Administrative Services Agreement with Lord Abbett Series Fund, Inc., as amended dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettasa.htm
20)
Letter Agreement between MFS Fund Distributors, Inc. ("MFD") and Nationwide Financial Services, Inc. dated January 30, 2013 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b39.htm
21)
Administrative Services Agreement with Morgan Stanley Distribution, Inc. (The Universal Institutional Funds, Inc.), as amended dated May 5, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univasa99i14.htm
22)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), as amended dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwasa99i10.htm
23)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm

24)
Service Agreement with Northern Lights Variable Trust. dated February 8, 2012 with the registration statement under 333-155153, post-effective amendment number 6 filed on April 19, 2013 as document d470080dex99i24.htm
25)
Administrative Services Agreement with Pacific Investment Management Company LLC, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasaa.htm
26)
Administrative Services Agreement with PIMCO Variable Insurance Trust, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasab.htm
27)
Administrative Services Agreement with Putnam Retail Management Limited Partnership, as amended dated August 1, 2006 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamasa.htm
28)
Administrative Services Letter Agreement with T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc., as amended dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document troweasa99i13.htm
29)
Administrative Services Agreement with Van Eck Securities Corporation, as amended dated November 3, 1997 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckasa.htm
30)
Fund Participation Agreement with Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation, as amended dated February 28, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document vanguardfpa.htm
31)
Administrative Services Agreement with Wells Fargo Funds Management, LLC and Stephens, Inc., as amended dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargoasa.htm
32)
Service Agreement with ALPS Advisor, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Variable Investment Trust dated October 10, 2013, as amended, with registration statement under 333-227783, post-effective amendment 9 filed on December 1, 2021 as document d145743dex99i32.htm. Portions of this exhibit have been redacted.
33)
Administrative Service Agreement with Fred Alger Management, Inc. and Fred Alger & Company Incorporated dated October 1, 2004, as amended, with registration statement under 333-227783, post-effective amendment 9 filed on December 1, 2021 as document d145743dex99i33.htm. Portions of this exhibit have been redacted.
34)
Administrative Service Agreement with FEF Distributors, LLC dated November 1, 2018 with registration statement under 333-227783, post-effective amendment 9 filed on December 1, 2021 as document d145743dex99i34.htm. Portions of this exhibit have been redacted.
35)
Administrative Service Agreement with John Hancock Investment Management Services, LLC dated November 1, 2018 with registration statement under 333-227783, post-effective amendment 9 filed on December 1, 2021 as document d145743dex99i35.htm. Portions of this exhibit have been redacted.
36)
Administrative Service Agreement with Legg Mason Investor Services, LLC dated July 11, 2008, as amended, with registration statement under 333-227783, post-effective amendment 9 filed on December 1, 2021 as document number d145743dex99i36.htm. Portions of this exhibit have been redacted.
37)
(MainStay) Administrative Service Agreement with New York Life Investment Management LLC and NYLIFE Distributors LLC dated May 1, 2016, as amended, with registration statement under 333-227783, post-effective amendment 9 filed on December 1, 2021 as document number d145743dex99i37.htm. Portions of this exhibit have been redacted.
38)
Administrative Service Agreement with Redwood Investment Management LLC dated November 1, 2018 with registration statement under 333-227783, post-effective amendment 9 filed on December 1, 2021 as document number d145743dex99i38.htm. Portions of this exhibit have been redacted.

39)
(Virtus) Administrative Service Agreement with VP Distributors, LLC dated October 1, 2018, as amended, with registration statement under 333-227783, post-effective amendment 9 filed on December 1, 2021 as document number d145743dex99i39.htm. Portions of this exhibit have been redacted.
j)
Not Applicable.
k)
Opinion of Counsel – Filed previously with initial registration statement (333-227783) filed on October 11, 2018 as document d629862dex999.htm
l)
Consent of Independent Registered Public Accounting Firm – Attached hereto.
m)
Not Applicable.
n)
Not Applicable.
o)
Form of Initial Summary Prospectus – Attached hereto.
99)
Power of Attorney – Attached hereto.
Item 28. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

President and Chief Operating Officer and Director	Carter, John L.
Executive Vice President-Chief Human Resources Officer	Clements, Vinita J.
Executive Vice President-Chief Technology Officer	Fowler, James R.
Executive Vice President and Director	Frommeyer, Timothy G.
Executive Vice President-Chief Legal Officer	Howard, Mark S.
Executive Vice President-Chief Marketing Officer	Jones, Ramon
Executive Vice President-Chief Strategy and Corporate Development Officer	Mahaffey, Michael W.
Executive Vice President-Chief Customer Officer	Shore, Amy T.
Senior Vice President-NF Strategic Customer Solutions	Ambrozy, Tina S.
Senior Vice President-Strategic Planning	Amodeo, Daniel W.
Senior Vice President-Marketing Management - Financial Services	Bair, Ann S.
Senior Vice President-Corporate Controller and Chief Accounting Officer	Benson, James D.
Senior Vice President-Head of Taxation	Biesecker, Pamela A.
Senior Vice President-Marketing Content & Delivery	Boyd, Michael A.
Senior Vice President-Legal – NF	Boyer, John N.
Senior Vice President-Chief Diversity & Talent Acquisition Officer	Bretz, Angela D.
Senior Vice President-Chief Technology Officer - Nationwide Financial	Carrel, Michael W.
Senior Vice President-Chief Investment Officer	Coleman, Joel L.
Senior Vice President-Chief Compliance Officer	Dankovic, Rae Ann
Senior Vice President-Chief Risk Officer	Diem, Klaus K.
Senior Vice President-External Affairs	English, Steven M.
Senior Vice President-Trial Division	Failor, Scott E.
Senior Vice President-Chief Financial Officer - Nationwide Financial and Director	Ginnan, Steven A.
Senior Vice President-Annuity Distribution	Guymon, Rona
Senior Vice President-Retirement Solutions Sales	Hawley, Craig A.
Senior Vice President-Nationwide Annuity and Director	Henderson, Eric S.
Senior Vice President-Corporate Operations & Litigation Legal	Innis-Thompson, Janice
Senior Vice President-Investment Management Group	Jestice, Kevin T.
Senior Vice President-Internal Audit	Jordan, Gregory S.
Senior Vice President-Chief Innovation and Digital Officer	Kandhari, Chetan D.
Senior Vice President-Corporate Development	Klett, Angela C.
Senior Vice President-Chief Technology Officer - Corporate Technology	Kolp, Melanie A.
Senior Vice President and Treasurer	LaPaul, David
Senior Vice President-Chief Information Security Officer	Lukens, Todd
Senior Vice President-Marketing Management - P&C	MacKenzie, Jennifer B.
Senior Vice President-IT Chief Financial Officer, Procurement & BTO	O'Brien, Kevin G.
Senior Vice President-Corporate Solutions	Perez, Juan J.

Senior Vice President-Talent & Organization Effectiveness	Pheister, Erin R.
Senior Vice President-Chief Technology Officer - Technology Strategy, Data & Innovation	Richardson, Michael A.
Senior Vice President-Nationwide Retirement Institute	Rodriguez, Kristi L.
Senior Vice President-Corporate Real Estate	Sherry, Kieran P.
Senior Vice President-Finance & Strategy Legal and Corporate Secretary	Skingle, Denise L.
Senior Vice President-Nationwide Life and Director	Snyder, Holly R.
Senior Vice President-Human Resources - IT & Legal	Sorrell, Gary A.
Senior Vice President-Retirement Solutions	Stevenson, Eric
Senior Vice President-Chief Advanced Analytics Officer	Terry, Shannon
Senior Vice President-Chief Technology Officer - Infrastructure & Operations	Vasudeva, Guruprasad C.
Senior Vice President-Human Resources - NF	Webster, Cynthia S.
Director	Walker, Kirt A.
Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal
This is a federal savings bank chartered by the Office of
Thrift Supervision in the United States Department of
Treasury to exercise deposit, lending, agency, custody
and fiduciary powers and to engage in activities
permissible for federal savings banks under the Home
Owners’ Loan Act of 1933.

Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
525 Cleveland Avenue, LLC	Ohio	This is a limited liability company organized under the laws of the State of Ohio. The company was formed to provide remedial real property cleanup prior to sale.
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.

Company	Jurisdiction of Domicile	Brief Description of Business
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma
This is a limited purpose broker-dealer and distributor of
variable annuities and variable life products for
Nationwide Life Insurance Company and Nationwide Life
and Annuity Insurance Company. The company also
provides educational services to retirement plan sponsors
and its participants.

Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
1
This subsidiary/entity is controlled by its immediate parent through contractual association.
2
This subsidiary/entity files separate financial statements.
3
Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
4
This subsidiary/entity is a business trust.
Item 30. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)
NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:
Jefferson National Life Annuity Account C	Nationwide Variable Account-14
Jefferson National Life Annuity Account E	Nationwide Variable Account-15
Jefferson National Life Annuity Account F	Nationwide VA Separate Account-A
Jefferson National Life Annuity Account G	Nationwide VA Separate Account-B
Jefferson National Life of New York Annuity Account 1	Nationwide VA Separate Account-C
MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5

Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-C
Nationwide Variable Account-8	Nationwide VL Separate Account-D
Nationwide Variable Account-9	Nationwide VL Separate Account-G
Nationwide Variable Account-10	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-11	Nationwide Provident VA Separate Account A
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account A
b)
Directors and Officers of NISC:
President and Director	Ambrozy, Tina S.
Senior Vice President-Head of Taxation	Biesecker, Pamela A.
Senior Vice President and Secretary	Skingle, Denise L.
Vice President-Tax	Eppley, Daniel P.
Vice President and Assistant Secretary	Garman, David A.
Vice President-Chief Compliance Officer	Rabenstine, James J.
Vice President-CFO – Life Insurance	Wild, Keith D.
Associate Vice President and Treasurer	Roswell, Ewan T.
Associate Vice President and Assistant Treasurer	Hacker, Hope C.
Associate Vice President and Assistant Treasurer	Reese, John A.
Associate Vice President and Assistant Treasurer	Walker, Tonya G.
Assistant Secretary	Bowman, Heidi
Assistant Secretary	Dokko, David
Assistant Secretary	Hartman, Mark E.
Director	Henderson, Eric S.
Director	Stevenson, Eric
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts	Compensation on Redemption	Brokerage Commissions	Other Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 32. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 33. Management Services
Not Applicable
Item 34. Fee Representation
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on October 23, 2023.
Nationwide Variable Account-15
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated, on October 23, 2023.
JOHN L. CARTER
John L. Carter, President and Chief Operating Officer and Director (Principal Executive Officer)
HOLLY R. SNYDER
Holly R. Snyder, Senior Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Executive Vice President and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Nationwide Annuity and Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director (Chief Financial Officer)
KIRT A. WALKER
Director
JAMES D. BENSON
James D. Benson, Senior Vice President-Corporate Controller and Chief Accounting Officer (Principal Accounting Officer)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact